Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

January 11, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Variable Products Trust (on behalf of ING VP MidCap Opportunities Portfolio)

File No. 811-08220

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Products Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING VP MidCap Opportunities Portfolio, a series of the Registrant, will acquire all of the assets of ING Mid Cap Growth Portfolio, a series of ING Investors Trust, in exchange for shares of ING VP MidCap Opportunities Portfolio and the assumption by ING VP MidCap Opportunities Portfolio of the known liabilities of ING Mid Cap Growth Portfolio and the approval of a related subadvisory agreement.  The portfolio to be acquired is currently named ING FMRSM Mid Cap Growth Portfolio, but will adopt a new name “ING Mid Cap Growth Portfolio” on January 31, 2008, prior to the definitive filing and the reorganization.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 212.641.5627, or Jeffrey S. Puretz at 202.261.3358.

Sincerely,

/s/ Steven S. Drachman

Steven S. Drachman

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